Quarterly Holdings Report
for
Fidelity® Diversified International Fund
July 31, 2024
DIF-NPRT3-0924
1.804871.120
Common Stocks - 95.0%
	Shares	Value ($)
Australia - 0.8%
Aristocrat Leisure Ltd.	1,543,244	54,719,063
CAR Group Ltd.	697,432	15,894,585
Steadfast Group Ltd.	3,970,300	16,850,491
TOTAL AUSTRALIA		87,464,139
Belgium - 0.7%
UCB SA	448,896	75,131,707
Canada - 6.5%
Alimentation Couche-Tard, Inc. (multi-vtg.)	1,935,939	119,340,722
Cameco Corp.	1,107,433	50,404,585
Canadian Natural Resources Ltd.	3,125,223	110,961,092
Canadian Pacific Kansas City Ltd.	252,748	21,185,337
Constellation Software, Inc.	39,426	124,398,718
Constellation Software, Inc. warrants 3/31/40 (a)(b)	50,399	4
Franco-Nevada Corp.	534,238	68,845,562
Imperial Oil Ltd.	1,081,032	77,445,316
Ivanhoe Mines Ltd. (a)	5,059,005	66,139,167
Lumine Group, Inc. (a)	150,131	4,017,919
MEG Energy Corp.	1,409,282	29,203,316
Thomson Reuters Corp.	328,151	53,180,593
TOTAL CANADA		725,122,331
China - 0.9%
Chervon Holdings Ltd.	2,724,771	6,235,741
NXP Semiconductors NV	337,282	88,759,131
TOTAL CHINA		94,994,872
Denmark - 3.1%
Novo Nordisk A/S Series B	2,582,598	342,175,894
France - 8.9%
Air Liquide SA	580,477	105,912,998
Airbus Group NV	235,464	35,631,999
Alten SA	66,884	7,368,814
AXA SA	2,362,507	82,947,236
BNP Paribas SA	537,220	36,806,961
Capgemini SA	613,927	121,878,926
Dassault Systemes SA	324,241	12,291,578
EssilorLuxottica SA	416,954	95,529,301
Legrand SA	708,763	76,579,667
LVMH Moet Hennessy Louis Vuitton SE	263,846	186,107,050
Pernod Ricard SA	228,801	30,704,866
Safran SA	444,778	97,714,470
Sartorius Stedim Biotech	103,967	20,810,257
Thales SA	497,551	79,128,838
TOTAL FRANCE		989,412,961
Germany - 7.6%
Allianz SE	520,110	146,496,998
Deutsche Borse AG	337,804	69,171,632
DHL Group	1,144,231	51,039,042
Hannover Reuck SE	290,692	72,263,946
Infineon Technologies AG	772,168	26,823,700
Merck KGaA	486,464	87,289,665
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	194,590	95,947,095
Rheinmetall AG	5,559	3,030,976
SAP SE	1,079,107	228,145,144
Siemens AG	172,833	31,645,223
Siemens Healthineers AG (c)	572,129	30,730,232
TOTAL GERMANY		842,583,653
Hong Kong - 0.7%
AIA Group Ltd.	11,524,155	77,083,470
India - 2.5%
Axis Bank Ltd.	2,727,500	37,986,639
Fairfax India Holdings Corp. (a)(c)	1,324,909	18,946,199
HDFC Bank Ltd.	7,109,104	137,379,726
Reliance Industries Ltd.	2,384,546	85,748,226
TOTAL INDIA		280,060,790
Indonesia - 0.5%
PT Bank Central Asia Tbk	94,121,744	59,477,301
Ireland - 0.8%
Kingspan Group PLC (Ireland)	919,483	85,977,546
Italy - 2.3%
FinecoBank SpA	3,441,092	58,468,713
Prysmian SpA	329,431	22,653,707
Ryanair Holdings PLC sponsored ADR	261,589	26,498,966
UniCredit SpA	3,555,684	146,048,668
TOTAL ITALY		253,670,054
Japan - 16.9%
BayCurrent Consulting, Inc.	919,649	27,901,637
Capcom Co. Ltd.	1,480,563	31,646,225
Fast Retailing Co. Ltd.	219,688	60,556,757
Fuji Electric Co. Ltd.	850,131	47,817,232
FUJIFILM Holdings Corp.	3,306,382	78,612,321
Fujitsu Ltd.	2,295,204	41,681,305
Hitachi Ltd.	12,828,375	277,178,626
Hoya Corp.	1,023,873	128,292,116
Itochu Corp.	2,457,824	126,045,713
Kansai Paint Co. Ltd.	749,704	12,381,214
Keyence Corp.	216,748	94,775,314
Komatsu Ltd.	580,790	16,510,451
Mitsubishi Electric Corp.	3,185,096	53,069,363
Mitsubishi Heavy Industries Ltd.	10,116,592	121,258,322
Mitsui & Co. Ltd.	1,657,427	38,458,750
ORIX Corp.	3,521,876	85,192,955
Renesas Electronics Corp.	4,037,883	69,547,982
Shin-Etsu Chemical Co. Ltd.	4,276,916	190,026,316
Sumitomo Mitsui Financial Group, Inc.	987,392	71,302,467
Suzuki Motor Corp.	3,453,369	39,686,752
Tokio Marine Holdings, Inc.	3,844,919	150,848,253
Tokyo Electron Ltd.	513,396	107,426,827
TOTAL JAPAN		1,870,216,898
Korea (South) - 0.4%
Samsung Electronics Co. Ltd.	752,930	46,117,162
Luxembourg - 0.1%
CVC Capital Partners PLC (c)	326,636	6,135,024
Netherlands - 6.2%
ASML Holding NV (depository receipt)	443,078	415,031,152
BE Semiconductor Industries NV	366,244	47,227,196
IMCD NV	394,989	56,854,421
Wolters Kluwer NV	1,020,199	171,247,519
TOTAL NETHERLANDS		690,360,288
Portugal - 0.3%
Galp Energia SGPS SA	1,309,337	27,568,318
Spain - 2.2%
Banco Santander SA (Spain)	20,655,496	99,645,227
CaixaBank SA	14,479,973	84,450,695
Industria de Diseno Textil SA	1,266,713	61,548,161
TOTAL SPAIN		245,644,083
Sweden - 3.2%
Atlas Copco AB (A Shares)	4,482,078	79,770,494
Autoliv, Inc.	249,180	25,202,065
Indutrade AB	4,003,300	117,528,622
Investor AB (B Shares)	4,496,260	127,550,498
Kry International AB (a)(b)(d)	2,651	67,595
TOTAL SWEDEN		350,119,274
Switzerland - 2.5%
Compagnie Financiere Richemont SA Series A	531,582	81,082,932
Galderma Group AG	303,875	23,918,797
Partners Group Holding AG	26,866	36,254,944
Sika AG	235,485	71,577,782
UBS Group AG	2,221,044	67,460,021
TOTAL SWITZERLAND		280,294,476
Taiwan - 2.1%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,419,607	235,370,841
United Kingdom - 13.3%
3i Group PLC	1,909,853	76,834,782
Ashtead Group PLC	327,933	23,616,591
AstraZeneca PLC (United Kingdom)	1,511,187	240,083,613
B&M European Value Retail SA	7,652,129	46,047,907
BAE Systems PLC	8,887,515	148,226,986
Big Yellow Group PLC	1,180,014	18,355,301
Compass Group PLC	4,003,577	123,290,222
Diageo PLC	1,633,407	50,823,433
Flutter Entertainment PLC (a)	206,565	40,828,257
Games Workshop Group PLC	166,162	22,001,785
InterContinental Hotel Group PLC	745,964	75,152,648
Lloyds Banking Group PLC	85,950,900	65,662,203
London Stock Exchange Group PLC	1,175,404	143,076,916
RELX PLC (Euronext N.V.)	4,087,176	192,592,496
Rolls-Royce Holdings PLC (a)	9,518,267	55,112,698
RS GROUP PLC	4,516,410	47,493,660
Sage Group PLC	4,555,708	63,602,572
Starling Bank Ltd. Series D (a)(b)(d)	8,636,400	35,195,001
TOTAL UNITED KINGDOM		1,467,997,071
United States of America - 12.5%
Alcon, Inc. (Switzerland)	724,753	68,846,374
CRH PLC	1,294,747	110,387,121
Experian PLC	1,183,209	55,853,850
Ferguson PLC (e)	611,899	135,575,123
GSK PLC	1,933,858	37,553,175
Holcim AG	985,493	92,094,721
Linde PLC	301,393	136,681,726
Marsh & McLennan Companies, Inc.	478,545	106,509,761
Marvell Technology, Inc.	1,093,275	73,227,560
MasterCard, Inc. Class A	171,248	79,409,410
Nestle SA (Reg. S)	705,593	71,471,387
S&P Global, Inc.	153,652	74,479,734
Schlumberger Ltd.	480,298	23,193,590
Schneider Electric SA	492,761	118,772,776
Shell PLC (London)	4,741,750	172,902,625
Smurfit Westrock PLC (e)	582,885	25,859,303
TOTAL UNITED STATES OF AMERICA		1,382,818,236
TOTAL COMMON STOCKS (Cost $6,617,231,095)		10,515,796,389

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
Estonia - 0.1%
Bolt Technology OU Series E (a)(b)(d)	79,275	10,680,666
Sweden - 0.0%
Kry International AB Series E (a)(b)(d)	15,316	517,992
United States of America - 0.3%
Wasabi Holdings, Inc. Series C (a)(b)(d)	2,976,172	40,327,131
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $59,932,348)		51,525,789

Money Market Funds - 4.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	475,820,933	475,916,097
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	43,121,679	43,125,992
TOTAL MONEY MARKET FUNDS (Cost $519,041,133)		519,042,089

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $7,196,204,576)	11,086,364,267
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(13,675,537)
NET ASSETS - 100.0%	11,072,688,730

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $55,811,455 or 0.5% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $86,788,385 or 0.8% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/03/22	20,595,368

Kry International AB	5/14/21	1,151,345

Kry International AB Series E	5/14/21	7,002,062

Starling Bank Ltd. Series D	6/18/21	15,440,896

Wasabi Holdings, Inc. Series C	3/31/21	32,334,918

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	345,681,349	1,751,770,469	1,621,537,361	15,612,552	1,640	-	475,916,097	0.9%
Fidelity Securities Lending Cash Central Fund 5.39%	221,672,979	548,978,428	727,525,415	203,219	-	-	43,125,992	0.2%
Total	567,354,328	2,300,748,897	2,349,062,776	15,815,771	1,640	-	519,042,089

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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